UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21170

Index Plus Fund, Inc.
(Exact name of registrant as specified in charter)

2820 Hanover     Dallas, Texas  75225
(Address of principal executive offices)

Laura S. Adams
2820 Hanover     Dallas, Texas 75225
(Name and address of agent for service)

Registrants telephone number, including area code:  866-819-3174

Date of fiscal year end:  December 31

Date of Reporting Period:  December 31, 2003







Item 1.  Report to Shareholders.



INDEX PLUS FUND, INC.










ANNUAL REPORT
DECEMBER 31, 2003







































Index Plus Fund, Inc.
2820 Hanover Avenue
Dallas, Texas 75225
1-866-819-3174




Dear shareholders of Index Plus Fund, Inc.,

The Fund began the year 2003 with a Net Asset Value per share of $20.2112 and ended the year December 31, 2003 with a Net Asset Value of $24.1660, after declaring and distributing a dividend of $1.4080 on December 31, 2003, for a total return of 26.53%.

The goal of the Fund is to outperform large capitalization indices such as the S&P 500 Index. Since the beginning of investment operations December 26, 2002, the Fund's average annual total return is 27.45% versus the S&P 500 Index of 27.06%, including dividend reinvestment effects for both and no fees or investment costs for the S&P Index.

While we are pleased with the absolute performance of 26.53% for the Fund, we believe there is meaningful potential for outperformance in the future for several reasons. First, the Fund with its small asset base was at a performance disadvantage in this strong market as new cash was received because it was necessary to immediately invest it the next day, as the Fund does not try and time the market. Receiving new cash with a small asset base means that the Fund immediately had an unwanted meaningful percentage of cash position versus equities that was corrected by buying equities the next morning, causing underperformance in an up market opening and outperformance in a down market opening. This effect will become negligible going forward because as the asset base grows, new cash will be a smaller percentage of the total and immediate investment will become less necessary and have less of a performance impact. Second, the Fund is concentrated on owning a portfolio of stocks among the largest companies(by market capitalization), as identified by our mathematical approach. Many of the larger stocks in 2003 significantly underperformed the large capitalization indices that the Fund attempts to outperform, and thus our mathematical model performed quite well in the face of this unfavorable headwind. We are therefore very encouraged by the relative strength of our model's mathematical securities selection.

The Fund's portfolio is positioned in the most advantageous mathematical groups as selected by our model and we expect continued strength versus our performance benchmark.


Sincerely,


Laura S. Adams
President

















INDEX PLUS FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the Index Plus Fund from its inception, December 27, 2002 to years ending 2002 through 2003. These changes are then compared to a $10,000 investment in the S&P 500 Index for the same period. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.



                      Inception     Year End     Year End
                     (12/27/02)       2002         2003
                      ---------     --------     --------
Index Plus Fund        $10,000      $10,106       $12,787
S&P 500 Index          $10,000      $ 9,889       $12,722





$13,000|
$12,000|                             #  *      # = Index Plus Fund
$11,000|                                       * = S&P 500 Index
$10,000|     #  *         #  *
$ 9,000|__________________________________________________________
          (Inception)
          12/17/2002      2002       2003





                      5 Day         Annual     Compounded
                      Return        Return       Average
                       2002          2003         Annual
                      ------        ------       --------
Index Plus Fund        1.06%        26.53%        27.45%
S&P 500 Index         (1.11%)       28.65%        27.06%

















See accompanying notes to these financial statements.

INDEX PLUS FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003


ASSETS
   Investment securities, at fair value(cost $382,736)      $
469,204
   Cash
90
   Receivables:
      Dividends
634
                                                             ----------
-
              Total assets
469,928
                                                             ----------
-
LIABILITIES
   Accounts Payable:
      Advisory fees
477
                                                             ----------
-
              Total liabilities
477
                                                             ----------
-

NET ASSETS -
 (Equivalent to $24.17 per share based on 19,426 shares
   of common stock outstanding;  500,000,000 shares
   authorized,$0.001 par value                              $
469,451

============

NET ASSETS CONSIST OF:
  Common stock, $0.001 par value; 500,000,000 shares
    authorized; 19,426 shares issued and outstanding         $
20
  Paid-in capital
382,959
Net unrealized appreciation of investments
86,472


Net assets                                                  $
469,451

============




















See accompanying notes to these financial statements.

INDEX PLUS FUND, INC.

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003


DESCRIPTION                                        SHARES       MARKET
VALUE
-----------                                        ------       -------
-----

COMMON STOCKS - 95.04%

Capital Goods - 9.98%
   Tyco                                               899       $
23,824
   United Technologies                                243
23,029
                                                                    ---
-----

46,853
Consumer Discretionary - 16.01%
   Disney                                             797
18,594
   Home Depot                                         469
16,645
   Lowes                                              373
20,660
   Viacom/B                                           434
19,261
                                                                    ---
-----

75,160

Consumer Staples - 20.43%
   Gillette                                           466
17,116
   Altria                                             419
22,802
   Pepsi                                              405
18,881
   Target                                             472
18,125
   Walgreens                                          522
18,990
                                                                    ---
-----

95,914

Energy - 8.97%
   Conoco-Phillips                                    322
21,113
   Chevron/Texaco                                     243
20,993
                                                                    ---
-----

42,106

Financial - 19.70%
   Bank of America                                    232
18,660
   Fifth Third Bancorp                                276
16,312
   Freddie Mac                                        347
20,237
   Wells Fargo                                        349
20,552
   Washington Mutual                                  417
16,730
                                                                    ---
-----

92,491

Healthcare/Pharmaceutical - 7.38%
   Amgen                                              250
15,448
   Eli Lilly                                          273
19,200
                                                                    ---
-----

34,648




- Continued -

INDEX PLUS FUND, INC.

SCHEDULE OF INVESTMENTS, continued

DECEMBER 31, 2003


DESCRIPTION                                        SHARES       MARKET
VALUE
-----------                                        ------       -------
-----

Technology/Telecommunications - 12.57%
   Comcast                                            169       $
5,542
   Dell                                               533
18,111
   SBC-Southwestern Bell                              742
19,344
   Verizon                                            456
15,996
                                                                    ---
-----

58,993
                                                                    ---
-----


   Total common stocks (cost $359,697)
446,165


SHORT-TERM INVESTMENTS - 4.91%
   Schwab Value Advantage Money Fund               $23,039
23,039
                                                                    ---
-----

   Total short-term investments (cost $23,039)
23,039
                                                                    ---
-----

Total investment securities - 99.95% (cost $382,736)
469,204

Other assets less liabilities - 0.05%
247
                                                                    ---
-----

Net assets - 100.00%                                            $
469,451

============






















See accompanying notes to these financial statements.
INDEX PLUS FUND, INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003



INVESTMENT INCOME:
   Dividends                                                     $
7,471
   Interest
26
                                                                 ------
------
          Total investment income
7,497

EXPENSES -
   Advisory fees
4,535
                                                                 ------
------

          Net investment income
2,962


GAINS ON INVESTMENTS -
   Net realized gain on investments
22,889
   Net change in unrealized appreciation of securities
85,415
                                                                 ------
------
        Net realized and unrealized gain on investments
108,304


   Net increase in net assets resulting from operations          $
111,266

============





























See accompanying notes to these financial statements.
INDEX PLUS FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS




                                            Year Ended          Period
Ended
                                         Dec. 31, 2003      Dec. 31,
2002(a)
                                         -------------      -----------
-----

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                     $      2,962       $
313
   Net realized gain on investments                22,889
-
   Net change in unrealized appreciation           85,415
1,056
          of securities                      ------------       -------
-----
      Net increase in net assets                  111,266
1,369
          resulting from operations

DISTRIBUTIONS TO SHAREHOLDERS FROM -
   Net investment income                          (2,962)
(313)
   Net realized gain on investments              (22,888)
-
                                             ------------       -------
-----
         Total Distributions                     (25,850)
(313)

CAPITAL SHARE TRANSACTIONS                        282,979
100,000
                                                                -------
-----

NET INCREASE IN NET ASSETS                        368,395
101,056

NET ASSETS, beginning of period                   101,056
-
                                             ------------       -------
-----

NET ASSETS, end of period                    $    469,451       $
101,056
                                             ============
============







(a) Represents the period from October 3, 2002 (date operations commenced) through December 31, 2002.















See accompanying notes to these financial statements.
 INDEX PLUS FUND, INC.

FINANCIAL HIGHLIGHTS

PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD


                                             YEAR ENDED      PERIOD
ENDED
                                             DECEMBER 31,    DECEMBER
31,
                                             2003            2002 (a)
                                             ------------    ----------
--
PER SHARE DATA:
   Net asset value, beginning of period      $      20.21    $
20.06
                                             ------------    ----------
--
   Income from investment operations:
     Net investment income                           0.19
0.00 (b)
     Net unrealized and realized gains               5.18
0.21
             on investments
                                             ------------    ----------
--
       Total resulting from                          5.37
0.21
             investment operations
   Less distributions from net income              (1.41)
(0.06)
                                             ------------    ----------
--

   Net asset value, end of period            $      24.17    $
20.21
                                             ============
============

RATIOS/SUPPLEMENTAL DATA:
   Total Return                                     26.53%
1.06%
                                             ============
============

   Net assets, end of period                 $    469,451    $
101,056
                                             ============
============

   Ratio of expenses to                              1.21%
1.23% (c)
            average monthly net assets (d)

   Ratio of net investment income                    0.79%
0.31% (c)
            to average monthly net assets

   Portfolio turnover                               44.23%
0.00%



(a) Calculation of per share results represents the period from
December
27, 2002 (date investment operations commenced) through December
31,
2002.
(b) Amount is less than $0.01.
(c) Data has been annualized.
(d)	The Fund's actual expenses are calculated daily at 1.25% of NAV









See accompanying notes to these financial statements.
INDEX PLUS FUND, INC.

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

Index Plus Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 19, 2002 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation by investing in securities representing large capitalization stocks. The Fund had no operations until October 3, 2002, when it sold 5,000 shares of its common stock to its original shareholder, Mrs. Laura S. Adams. Investment operations commenced on December 27, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates market value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund's Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

Federal Income Taxes
The Fund intends to comply with the requirements of the Internal
Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.






INDEX PLUS FUND, INC.

NOTES TO FINANCIAL STATEMENTS


3. CAPITAL SHARE TRANSACTIONS
Capital Share transactions in the Fund's $0.001 par value common stock were as follows:

                             Year Ended             Period Ended
                          December 31, 2003      December 31, 2002
                          -----------------      -----------------
                          Shares      Amount      Shares     Amount
Shares Sold               13,356     $257,129     5,000
$100,000
Reinvestment of
  Dividends&Distributions  1,070       25,850         -
-
                          ------     --------     -----      ------
-
Net increase in shares    14,426      282,979     5,000
100,000
Capital Shares beginning
  of period                5,000      100,000         -
-
                          ------     --------     -----      ------
-
Capital Shares, end
  Of period               19,426     $382,979     5,000
$100,000

4. INVESTMENT TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $397,316 and $156,718, respectively, for the period ended December 31, 2003. The aggregate cost of investment securities for federal income tax purposes was $382,736 as of December 31, 2003.

5. DISTRIBUTION TO SHAREHOLDERS
On December 31, 2003 a distribution of $25,850 was paid to the shareholders of record on that date from net investment income

6. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an agreement with Adams Asset Advisors, LLC (the "Advisor") to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 1.25% of the Fund's average daily net assets. The fee is computed daily and payable monthly. The Advisor has agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses. As of December 31, 2003, Laura S. Adams and her family owned 95% of the common stock of the Fund.












INDEPENDENT AUDITOR'S REPORT



To the Shareholders and Board of Directors
Index Plus Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Index Plus Fund, Inc., including the schedule of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year ended December 31, 2003 and for the period from October 3, 2002 (date operations commenced) through December 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by corresponding with the Fund's custodian and broker, and the application of alternative auditing procedures for unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Index Plus Fund, Inc. as December 31, 2003, the results of its operations for the year December 31, 2003, and changes in its net assets and its financial highlights for the year ended December 31, 2003 and the period from October 3, 2002 (date operations commenced) through December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.





HEIN & ASSOCIATES LLP

Dallas, Texas
January 29, 2004





Item 2.  Code of Ethics.

Pursuant to the requirements of Section 406 and 407 of the Sarbanes-Oxley Act of 2002, Index Plus Fund, (the "Fund"), hereby adopts the following Code of Ethics, which applies to the Fund's principal executive, financial, and accounting officers or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party, and is designed to deter wrongdoing and to promote:

a) Honest and ethical conduct, including the ethical handling of actual and apparent conflicts of interest between personal and professional relationships;
b) Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission and in all public communications.
c) Compliance with all applicable governmental laws, rules and regulations;
d) Prompt internal reporting of violations of the code, should any occur, to any of the principal officers of the Fund and all appropriate persons identified in the code; and
e) The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.


Item 3.  Audit Committee Financial Expert.

The Fund has assets of under $2 million and no audit committee and no audit committee financial expert. The Board of Directors of the Fund, which consists of independent directors that control 2/3 of the Board, oversee and review all Fund reports and the President of the Fund. Hein + Associates has been the auditor of the Fund since inception. At this time, the Fund believes there is adequate supervision over accounting procedures, practices and reporting.

Item 4.  Principal Accountant fees and services. Not applicable

Item 5.  Audit Committee of listed Registrants.  Not applicable

Item 6.  (Reserved)

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management Investment companies.   (Not applicable)

Item 8.  (Reserved)

Item 9.  Controls and Procedures

a) The Fund's president has concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

a) Code of Ethics-Filed under Item 2, Code of Ethics above.
b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached
c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached